Segmented Information (Tables)	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Schedule of Information by Reportable Segment

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Quarter ended June 30, 2024
Revenue	556	710	303	336	204	120	433	2,662	8	—	2,670
Energy supply costs	—	272	96	77	—	21	247	713	—	—	713
Operating expenses	129	189	167	101	50	34	62	732	7	—	739
Depreciation and amortization	111	101	31	84	75	22	55	479	1	—	480
Operating income	316	148	9	74	79	43	69	738	—	—	738
Other income, net	26	9	16	10	3	1	2	67	(2)	—	65
Finance charges	120	37	18	39	34	20	23	291	56	—	347
Income tax expense	51	16	2	13	8	4	5	99	(30)	—	69
Net earnings	171	104	5	32	40	20	43	415	(28)	—	387
Non-controlling interests	32	—	—	1	—	—	5	38	—	—	38
Preference share dividends	—	—	—	—	—	—	—	—	18	—	18
Net earnings attributable to common equity shareholders	139	104	5	31	40	20	38	377	(46)	—	331

Additions to property, plant and equipment and intangible assets	309	209	98	221	135	33	106	1,111	1	—	1,112

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772

Quarter ended June 30, 2023
Revenue	519	661	317	362	181	116	420	2,576	18	—	2,594
Energy supply costs	—	262	121	141	—	22	241	787	—	—	787
Operating expenses	125	204	144	91	44	31	56	695	18	—	713
Depreciation and amortization	103	88	28	78	67	24	51	439	1	—	440
Operating income	291	107	24	52	70	39	72	655	(1)	—	654
Other income, net	19	12	13	9	3	1	5	62	2	—	64
Finance charges	105	37	15	43	30	19	21	270	53	—	323
Income tax expense	49	12	5	(5)	2	3	8	74	(25)	—	49
Net earnings	156	70	17	23	41	18	48	373	(27)	—	346
Non-controlling interests	29	—	—	—	—	—	6	35	—	—	35
Preference share dividends	—	—	—	—	—	—	—	—	17	—	17
Net earnings attributable to common equity shareholders	127	70	17	23	41	18	42	338	(44)	—	294

Additions to property, plant and equipment and intangible assets	264	183	78	125	182	35	115	982	—	—	982

As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	941	(29)	64,081

	Regulated								Non-Regulated
										Inter-
		UNS	Central	FortisBC	Fortis	FortisBC	Other	Sub	Corporate	segment
($ millions)	ITC	Energy	Hudson	Energy	Alberta	Electric	Electric	Total	and Other	eliminations	Total
Year-to-date June 30, 2024
Revenue	1,106	1,465	678	897	401	266	960	5,773	15	—	5,788
Energy supply costs	—	598	218	239	—	70	597	1,722	—	—	1,722
Operating expenses	265	395	338	196	97	67	125	1,483	22	—	1,505
Depreciation and amortization	220	199	61	168	144	44	108	944	3	—	947
Operating income	621	273	61	294	160	85	130	1,624	(10)	—	1,614
Other income, net	54	21	30	19	5	3	10	142	(4)	—	138
Finance charges	233	72	36	78	67	40	47	573	110	—	683
Income tax expense	102	30	13	57	13	8	12	235	(65)	—	170
Net earnings	340	192	42	178	85	40	81	958	(59)	—	899
Non-controlling interests	63	—	—	1	—	—	9	73	—	—	73
Preference share dividends	—	—	—	—	—	—	—	—	36	—	36
Net earnings attributable to common equity shareholders	277	192	42	177	85	40	72	885	(95)	—	790

Additions to property, plant and equipment and intangible assets	666	423	187	423	263	60	201	2,223	2	—	2,225

As at June 30, 2024
Goodwill	8,395	1,890	617	913	228	235	260	12,538	—	—	12,538
Total assets	25,437	13,454	5,637	9,612	6,120	2,744	5,388	68,392	422	(42)	68,772

Year-to-date June 30, 2023
Revenue	1,038	1,401	759	1,117	360	255	927	5,857	56	—	5,913
Energy supply costs	—	599	328	518	—	69	585	2,099	—	—	2,099
Operating expenses	260	394	306	189	86	61	116	1,412	42	—	1,454
Depreciation and amortization	204	175	56	155	131	48	101	870	6	—	876
Operating income	574	233	69	255	143	77	125	1,476	8	—	1,484
Other income, net	36	26	27	16	3	2	12	122	11	—	133
Finance charges	204	73	33	84	60	39	42	535	103	—	638
Income tax expense	96	26	14	40	5	4	14	199	(50)	—	149
Net earnings	310	160	49	147	81	36	81	864	(34)	—	830
Non-controlling interests	57	—	—	—	—	—	9	66	—	—	66
Preference share dividends	—	—	—	—	—	—	—	—	33	—	33
Net earnings attributable to common equity shareholders	253	160	49	147	81	36	72	798	(67)	—	731

Additions to property, plant and equipment and intangible assets	600	368	156	239	301	62	208	1,934	2	—	1,936

As at June 30, 2023
Goodwill	8,127	1,829	597	913	228	235	254	12,183	—	—	12,183
Total assets	23,838	12,303	5,105	8,587	5,718	2,625	4,993	63,169	941	(29)	64,081